Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2011	$ 283,036,281	$ 3,108,127	$ 286,144,408	$ 34,396,076	$ 418,228	$ 34,814,304	$ 115,518,403	$ 1,256,122	$ 116,774,525	$ 264,947,461	$ 2,963,401	$ 267,910,862
Balance (in units) at Dec. 31, 2011			9,158,617.900			4,032,291.402			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(25,885,258)	(294,306)	(26,179,564)	(3,769,861)	(46,569)	(3,816,430)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(63,390,753)	(600,010)	(63,990,763)	(7,584,688)	(100,001)	(7,684,689)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(2,098,985.408)			(953,365.724)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	193,760,270	2,213,811	195,974,081	23,041,527	271,658	23,313,185	73,232,715	826,757	74,059,472	170,851,495	2,030,895	172,882,390
Balance (in units) at Dec. 31, 2012			7,059,632.492			3,078,925.678			5,198,875.076			10,343,763.586
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(7,644,502)	(88,542)	(7,733,044)	(479,900)	(6,431)	(486,331)	(2,668,922)	(32,080)	(2,701,002)	(1,451,095)	(16,093)	(1,467,188)
Redemptions	(41,464,280)	(250,012)	(41,714,292)	(4,857,782)	0	(4,857,782)	(18,317,546)	(100,008)	(18,417,554)	(36,119,312)	(350,019)	(36,469,331)
Redemptions (in units)			(1,525,996.806)			(648,244.994)			(1,318,303.688)			(2,190,361.355)
Balance at Dec. 31, 2013	144,651,488	1,875,257	146,526,745	17,703,845	265,227	17,969,072	52,246,247	694,669	52,940,916	133,281,088	1,664,783	134,945,871
Balance (in units) at Dec. 31, 2013			5,533,635.686			2,430,680.684			3,880,571.388			8,153,402.231
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	13,077,451	141,717	13,219,168	1,885,964	21,561	1,907,525	677,750	26,516	704,266	14,253,756	184,033	14,437,789
Redemptions	(41,159,081)	(704,041)	(41,863,122)	(5,966,722)	(140,544)	(6,107,266)	(17,617,098)	(321,697)	(17,938,795)	(39,409,151)	(625,712)	(40,034,863)
Redemptions (in units)			(1,628,161.859)			(809,451.717)			(1,258,760.348)			(2,418,876.856)
Balance at Dec. 31, 2014	$ 116,569,858	$ 1,312,933	$ 117,882,791	$ 13,623,087	$ 146,244	$ 13,769,331	$ 35,306,899	$ 399,488	$ 35,706,387	$ 108,125,693	$ 1,223,104	$ 109,348,797
Balance (in units) at Dec. 31, 2014			3,905,473.827			1,621,228.967			2,621,811.040			5,734,525.375